Investment Objectives and Goals	Mar. 31, 2025
Optimum Large Cap Growth Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Optimum Large Cap Growth Fund seeks long-term growth of capital.
Optimum Large Cap Value Fund
Objective	What are the Fund’s investment objectives?
Objective, Primary	Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.
Optimum Small-Mid Cap Growth Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Optimum Small-Mid Cap Growth Fund seeks long-term growth of capital.
Optimum Small-Mid Cap Value Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Optimum Small-Mid Cap Value Fund seeks long-term growth of capital.
Optimum International Fund
Objective	What are the Fund’s investment objectives?
Objective, Primary	Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.
Optimum Fixed Income Fund
Objective	What are the Fund’s investment objectives?
Objective, Primary	Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.